Commitments and contingencies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Commitments and contingencies
Utilised for issuance of bank guarantees	$ 432,000	$ 605,000
Banking facilities available for overdraft and import and export credits	897,000	897,000
Secured by bank deposit	$ 897,000	$ 897,000
Weighted average interest rate	6.70%	5.00%
Bank borrowings	$ 415,000	$ 219,000
Average interest rates	6.70%	5.00%